SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting
Total product sales revenues	$ 398,151	$ 243,626	$ 227,539
Product sales
Segment reporting
Total product sales revenues	382,075	236,705	216,407
Apparel
Segment reporting
Total product sales revenues	157,943	78,954	72,871
Other general merchandise
Segment reporting
Total product sales revenues	$ 224,132	$ 157,751	$ 143,536